Inventories (Details) - EUR (€) € in Thousands	Jun. 30, 2024	Dec. 31, 2023
Inventories
Finished goods	€ 1,257,011	€ 1,232,702
Health care supplies	463,769	451,316
Raw materials and purchased components	351,341	361,804
Work in process	155,327	133,353
Inventories	€ 2,227,448	€ 2,179,175